Business Combinations and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations Related to Aggregates Business

Discontinued operations, which all related to the Aggregates business, consist of the following:

years ended December 31
(add 000)	2013	2012	2011
Net sales	$3,111	$5,819	$64,774

Pretax loss on operations	$(1,084)	$(1,619)	$(3,808)
Pretax (loss) gain on disposals	(82)	(354)	9,986
Pretax (loss) gain	(1,166)	(1,973)	6,178
Income tax (benefit) expense	(417)	(801)	2,191
Net (loss) earnings	$(749)	$(1,172)	$3,987